DEBT AND RELATED PARTY DEBT - SAFE Agreements (Details) $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 06, 2024 USD ($) shares	Jul. 31, 2024 USD ($) item	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
DEBT AND RELATED PARTY DEBT
Issuance of common stock for note conversions			$ 2,375	$ 3,907	$ 5,882
SAFE Agreements
DEBT AND RELATED PARTY DEBT
Number of suppliers | item		3
Reduction in liabilities		$ 3,300
Issuance of common stock for note conversions	$ 3,300
Number of shares issued in conversion of debt | shares	650,029